FAIR VALUE MEASURES - Roll forward of Financial Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 22,267	$ 1,148	$ 1,148	$ 1,148	$ 1,636
Issuance of convertible promissory notes	4,300		10,000	10,000
Loss on issuance		0	4,500
Change in fair value	1,813		6,619	6,619	(488)
Ending balance	28,380	1,148	22,267	22,267	1,148
Warrant liability Series B-1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	608	114	114	114	165
Loss on issuance		0
Change in fair value	73		494	494	(51)
Ending balance	681	114	608	608	114
Warrant liability Series D
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2,770	1,034	1,034	1,034	1,471
Loss on issuance		0
Change in fair value	33		1,736	1,736	(437)
Ending balance	2,803	1,034	2,770	2,770	$ 1,034
Convertible Promissory Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	18,889
Issuance of convertible promissory notes	4,300			10,000
Loss on issuance		0
Change in fair value	300			4,389
Ending balance	4,600		18,889	18,889
Convertible Promissory Notes Related Parties
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	18,889
Issuance of convertible promissory notes			10,000
Loss on issuance		$ 0	4,500
Change in fair value	1,407		4,389
Ending balance	$ 20,296		$ 18,889	$ 18,889